Exhibit 99.1

Nissan Auto Receivables 2015-C Owner Trust

Servicer’s Certificate

Collection Period	30-Nov-18	30/360 Days	30	Collection Period Start	1-Nov-18
Distribution Date	17-Dec-18	Actual/360 Days	32	Collection Period End	30-Nov-18
				Prior Month Settlement Date	15-Nov-18
				Current Month Settlement Date	17-Dec-18

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,281,676,549.07	249,587,935.92	234,025,814.84	0.190263
Yield Supplement Overcollaterization		51,665,723.63	4,744,109.68	4,284,265.27
Total Adjusted Portfolio		1,230,010,825.44	244,843,826.24	229,741,549.57
Total Adjusted Securities		1,230,010,825.44	244,843,826.24	229,741,549.57	0.186780
Class A-1 Notes	0.40000%	260,000,000.00	0.00	0.00	0.000000
Class A-2a Notes	0.87000%	360,000,000.00	0.00	0.00	0.000000
Class A-2b Notes	2.65650%	100,000,000.00	0.00	0.00	0.000000
Class A-3 Notes	1.37000%	354,000,000.00	88,833,000.80	73,730,724.13	0.208279
Class A-4 Notes	1.67000%	106,810,000.00	106,810,000.00	106,810,000.00	1.000000
Certificates	0.00000%	49,200,825.44	49,200,825.44	49,200,825.44	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	0.00	0.00	—	—
Class A-2b Notes	0.00	0.00	—	—
Class A-3 Notes	15,102,276.67	101,417.68	42.6617985	0.2864906
Class A-4 Notes	0.00	148,643.92	—	1.3916667
Certificates	0.00	0.00	—	—

Total Securities	15,102,276.67	250,061.60

I. COLLECTIONS

Interest:
Interest Collections				487,266.78
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				487,266.78
Principal:
Principal Collections				15,353,211.02
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				15,353,211.02
Recoveries of Defaulted Receivables				235,958.86
Servicer Advances				9,708.36

Total Collections				16,086,145.02

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance - Beginning of Period			30,573	244,843,826.24
Total Principal Payment				15,102,276.67

			29,955	229,741,549.57

Nissan Auto Receivables 2015-C Owner Trust

Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	16,086,145.02
Reserve Account Draw	0.00
Total Available for Distribution	16,086,145.02
1. Reimbursement of Advance	15,764.64
2. Servicing Fee:
Servicing Fee Due	207,989.95
Servicing Fee Paid	207,989.95
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	101,417.68
Class A-3 Notes Monthly Interest Paid	101,417.68
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	148,643.92
Class A-4 Notes Monthly Interest Paid	148,643.92
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2015-C Owner Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		250,061.60
Total Note Monthly Interest Paid		250,061.60
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		15,612,328.83
4. Total Monthly Principal Paid on the Notes		15,102,276.67
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		15,102,276.67
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		510,052.16
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Seller		510,052.16

V. RESERVE ACCOUNT

Initial Reserve Account Amount		3,075,027.06
Required Reserve Account Amount		3,075,027.06
Beginning Reserve Account Balance		3,075,027.06
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		3,075,027.06
Required Reserve Account Amount for Next Period		3,075,027.06

VI. POOL STATISTICS

Weighted Average Coupon		2.34%
Weighted Average Remaining Maturity		23.10

	Amount	Number
Principal on Defaulted Receivables	208,910.06	22
Principal Recoveries of Defaulted Receivables	235,958.86

Monthly Net Losses	(27,048.80)
Pool Balance at Beginning of Collection Period	249,587,935.92
Net Loss Ratio for Third Preceding Collection Period	-0.01%
Net Loss Ratio for Second Preceding Collection Period	0.67%
Net Loss Ratio for Preceding Collection Period	0.58%
Net Loss Ratio for Current Collection Period	-0.13%
Four-Month Average Net Loss Ratio	0.28%
Cumulative Net Losses for all Periods	8,376,845.20

Nissan Auto Receivables 2015-C Owner Trust

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	1,809,853.39	174	0.77%
61-90 Days Delinquent	404,167.67	37	0.17%
91-120 Days Delinquent	118,287.36	12	0.05%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	2,332,308.42	223	1.00%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.24%	0.18%
Delinquency Ratio for Second Preceding Collection Period	0.23%	0.17%
Delinquency Ratio for Preceding Collection Period	0.20%	0.17%
Delinquency Ratio for Current Collection Period	0.22%	0.16%
Four-Month Average Delinquency Ratio	0.22%	0.17%

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap Termination Payments, if any, due to the currency Swap Counterparty under the currency Swap Agreement.			NO

2. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

3. Have there been any material modifications, extensions or waivers to Receivables terms, fees, penalties or payments during the Collection Period?			NO

4. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?			NO

5. Has there been an issuance of notes or other securities backed by the Receivables?			NO

6. Has there been a material change in the underwriting, origination or acquisition of Receivables?			NO